Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Equity in earnings of affiliates		¥ 33,000	¥ 33,917	¥ 43,028
Total		316,179	185,849	322,074
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(7,279)	6,370	15,120
Realized gain on investments in equity securities held for operating purposes		1,092	187	4,725
Equity in earnings of affiliates		32,342	32,727	42,235
Corporate items		(6,439)	(52,314)	(20,119)
Other	[1]	17,891	19,177	3,989
Total		¥ 37,607	¥ 6,147	¥ 45,950

[1]	Includes the impact of Nomura's own creditworthiness.